NET (LOSS) INCOME PER SHARE - Shares outstanding were excluded from the calculation of diluted net loss per ordinary share (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Antidilutive securities excluded from computation of earnings per share
Shares outstanding excluded from calculation of diluted net loss per ordinary share	4,468,424	4,889,854	5,139,334
Share options
Antidilutive securities excluded from computation of earnings per share
Shares outstanding excluded from calculation of diluted net loss per ordinary share	4,273,549	4,530,158	4,556,458
Nonvested shares
Antidilutive securities excluded from computation of earnings per share
Shares outstanding excluded from calculation of diluted net loss per ordinary share	194,875	359,696	582,876